Document and Entity Information	Oct. 07, 2019
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001660690
Document Type	8-K
Document Period End Date	Oct. 07, 2019
Entity Registrant Name	Versum Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37664
Entity Tax Identification Number	47-5632014
Entity Address, Address Line One	8555 South River Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	602
Local Phone Number	282-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	VSM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false